Performance Management	Aug. 31, 2024
Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements.  Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Investor Class	Period Ended	Returns
Year-to-date	September 30, 2024	4.09%
Best Quarter	December 31, 2023	1.37%
Worst Quarter	December 31, 2021	0.00%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	4.09%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.37%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Investor Class	4/26/1988	5.21%	1.94%	1.31%

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Premier U.S. Government Money Portfolio - Investor Class | Invesco Premier U.S. Government Money Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements.  Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Investor Class	Period Ended	Returns
Year-to-date	September 30, 2024	3.96%
Best Quarter	December 31, 2023	1.33%
Worst Quarter	December 31, 2021	0.00%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	3.96%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Investor Class	4/26/1991	5.06%	1.80%	1.18%

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements.  Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Institutional Class	Period Ended	Returns
Year-to-date	September 30, 2024	4.09%
Best Quarter	December 31, 2023	1.37%
Worst Quarter	December 31, 2021	0.00%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	4.09%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.37%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Institutional Class	2/25/2005	5.21%	1.94%	1.31%

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Premier U.S. Government Money Portfolio - Institutional Class | Invesco Premier U.S. Government Money Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements.  Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Institutional Class	Period Ended	Returns
Year-to-date	September 30, 2024	3.96%
Best Quarter	December 31, 2023	1.33%
Worst Quarter	December 31, 2021	0.00%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	3.96%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Institutional Class	6/28/2006	5.06%	1.80%	1.18%

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements.  Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Personal Investment Class	Period Ended	Returns
Year-to-date	September 30, 2024	3.66%
Best Quarter	December 31, 2023	1.23%
Worst Quarter	March 31, 2022	0.00%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	3.66%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.23%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance [Table]
	Inception Date	1 Year	5 Years	Since Inception
Personal Investment Class	9/1/2016	4.64%	1.57%	1.33%

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements.  Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Private Investment Class	Period Ended	Returns
Year-to-date	September 30, 2024	3.86%
Best Quarter	December 31, 2023	1.30%
Worst Quarter	March 31, 2022	0.00%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	3.86%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance [Table]
	Inception Date	1 Year	5 Years	Since Inception
Private Investment Class	9/1/2016	4.90%	1.72%	1.51%

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements.  Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Reserve Class	Period Ended	Returns
Year-to-date	September 30, 2024	3.42%
Best Quarter	December 31, 2023	1.16%
Worst Quarter	March 31, 2022	0.00%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	3.42%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.16%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance [Table]
	Inception Date	1 Year	5 Years	Since Inception
Reserve Class	9/1/2016	4.32%	1.38%	1.12%

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements.  Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Resource Class	Period Ended	Returns
Year-to-date	September 30, 2024	3.97%
Best Quarter	December 31, 2023	1.33%
Worst Quarter	December 31, 2021	0.00%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	3.97%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance [Table]
	Inception Date	1 Year	5 Years	Since Inception
Resource Class	9/1/2016	5.05%	1.81%	1.62%

Performance Availability Website Address [Text]	www.invesco.com/us